JNL/BLACKROCK COMMODITY SECURITIES STRATEGY FUND
In the section entitled “Summary Overview of Each Fund” for the JNL/BlackRock Commodity Securities Strategy Fund, under “Performance,” please:
•	Add the following paragraph after the second paragraph:

Effective July 1, 2014, the Dow Jones-UBS Commodity Index family, owned by UBS has been rebranded as the “Bloomberg Commodity Index Family.” Bloomberg LP replaced Dow Jones as the index administrator, and Bloomberg is now responsible for the methodology, calculation, distribution, and licensing. The rebranding does not in any way affect the investment objectives or principal investment strategies of the Fund, which remain unchanged, or the manner in which the Fund is managed.

•	Delete “Dow Jones-UBS Commodity Index” from the Average Annual Total Returns table and replace with “Bloomberg Commodity TR USD Index.”